Trade accounts receivable - net - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 3,555,927	$ 2,793,136	$ 2,442,465
Expected credit loss of the year	(64,306)	(96,305)	(191,236)
Trade accounts receivable	$ 3,491,621	$ 2,696,831	$ 2,251,229